Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments All Other Investments [Abstract]
Schedule Of Cost And Equity Method Investments [Table Text Block]
	December 31, 2014	December 31, 2013

Cost method investment	$892	$973
Equity method investment	-	4,686
Total investments	$892	$5,659